Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 71,461	$ 73,824	$ 89,569
Cost of revenues	(38,927)	(51,990)	(61,264)
Gross profit	32,534	21,834	28,305
Research and development expenses	(8,430)	(13,697)	(26,359)
Sales and marketing expenses	(10,305)	(13,620)	(29,261)
General and administrative expenses	(18,726)	(28,551)	(43,221)
Other income/(expense), net	(14,265)	(11,876)	7,554
Loss from operations	(19,192)	(45,910)	(62,982)
Interest income	18	14	37
Interest expenses	(441)	(188)	(285)
Amortization of beneficial conversion feature	(149)
Loss before income tax	(19,764)	(46,084)	(63,230)
Income tax expenses	(161)	(244)	(185)
Share of profit in equity method investments, net of tax	72	287
Net loss	(19,853)	(46,041)	(63,415)
Accretion of Series A Preferred Shares			(1,293)
Net loss attributable to ordinary shareholders of the Company	(19,853)	(46,041)	(64,708)
Net loss	(19,853)	(46,041)	(63,415)
Foreign currency translation adjustment	2,322	(17)	(1,135)
Total comprehensive loss	$ (17,531)	$ (46,058)	$ (64,550)
Net loss per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share)	$ (0.06)	$ (0.16)	$ (0.25)
Weighted average number of ordinary shares used in computing net loss per share
Basic (in Shares)	312,485,140	285,979,036	259,852,204
Revenues from services
Revenues	$ 46,228	$ 37,798	$ 46,150
Sales of products
Revenues	25,233	36,026	43,419
Cost of services
Cost of revenues	(20,346)	(21,556)	(26,392)
Cost of products sold
Cost of revenues	$ (18,581)	$ (30,434)	$ (34,872)